Fair Value of Financial Instruments - Fair Value (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents - Book Value	$ 54,014	$ 77,991	$ 95,489
Cash and cash equivalents - Fair Value	54,014	77,991
Restricted cash - Book Value	1,058	736	$ 9,732
Restricted cash - Fair Value	1,058	736
Investments in available-for-sale-securities - Book Value	153	189
Investments in available-for-sale-securities - Fair Value	153	189
Loan receivable from affiliate companies - Book Value	0	24,495
Loan receivable from affiliate companies - Fair Value	0	24,495
Long-term receivable from affiliate companies - Book Value	0	5,328
Long-term receivable from affiliate companies - Fair Value	0	5,328
Senior and ship mortgage notes, net - Book Value	(1,152,942)	(1,170,679)
Senior and ship mortgage notes, net - Fair Value	(780,814)	(875,228)
Long-term debt, including current portion - Book Value	(309,615)	(262,030)
Long-term debt, including current portion - Fair Value	(312,667)	(264,498)
Loan payable to affiliate companies, including current portion - Book Value	(129,224)	(130,538)
Loan payable to affiliate companies, including current portion - Fair Value	(129,224)	(130,538)
Long-term payable to affiliate companies - Book Value	0	(5,000)
Long-term payable to affiliate companies - Fair Value	$ 0	$ (5,000)